BORROWINGS (Short-term) (Details)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Short-term bank borrowings	¥ 6,779,535,089		¥ 5,245,641,157
Long-term bank borrowings—current portion	143,792,342		242,987,883
Total short-term borrowings	¥ 6,923,327,431	$ 1,040,585,489	¥ 5,488,629,040